SCHEDULE OF INCOME TAX PROVISION (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Current Tax Provision
Federal
State					3	1
Foreign
Current tax provision					3	1
Deferred Tax Provision
Federal
State					27	(4)
Foreign
Deferred tax provision					27	(4)
Total tax provision (benefit) for income taxes	$ 6	$ 12	$ 17	$ 19	$ 30	$ (3)